Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended	24 Months Ended
	May 19, 2020 shares	Aug. 17, 2018	Aug. 17, 2017	May 31, 2021 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) day $ / shares shares	Jun. 30, 2021 USD ($) £ / shares shares	Jun. 30, 2020 USD ($) period shares	Jun. 30, 2020 £ / shares	Dec. 31, 2020	Aug. 17, 2020	Sep. 30, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 1,904	$ 9,698	$ 3,570		$ 11,402
Number of periods | period									11
Granted (in dollars per share) | £ / shares								£ 25.29		£ 8.19
Unrecognized compensation cost of options					21,500		21,500	£ 21,500
Weighted average grant date fair value of shares granted (in dollars per share) | £ / shares								£ 25.29		8.19
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					934	2,587	1,735		$ 3,517
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					970	$ 7,111	$ 1,835		7,885
United Kingdom Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition							3 years 2 months 12 days
Weighted average exercise price (in dollars per share) | £ / shares										0.36
United States Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share) | £ / shares										£ 2.35
Share-based Payment Arrangement, Tranche One | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			25.00%
Share-based Payment Arrangement, Tranche Two | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%
Share-based Payment Arrangement, Tranche Three | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage												50.00%
Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares							0
Granted (in dollars per share) | $ / shares							$ 0
Weighted average grant date fair value of shares granted (in dollars per share) | $ / shares							$ 0
Share options | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									2,200
Share options | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 6,700
Share options | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares							312,132		2,463,136
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares) | shares				19,583			19,583
Vested in period, fair value							$ 100		$ 900
Unrecognized compensation cost					$ 1,800		$ 1,800	£ 1,800
Period for recognition							3 years 18 days
Exercise price (in pound sterling per share) | £ / shares								£ 0.01
2017 Equity Incentive Plan | President and Chief Business Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	1,015,813								973,487
2017 Equity Incentive Plan | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares					13,601,246		13,601,246	13,601,246
Number of shares available for issuance | shares					440,207		440,207	440,207
2017 Equity Incentive Plan | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									3 years
Share-based compensation expense									$ 8,900
Expiration period							10 years
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage											33.30%
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage											25.00%
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage											75.00%
2017 Equity Incentive Plan | Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period											3 years
2017 Equity Incentive Plan | Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period											4 years
2017 Equity Incentive Plan | Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period											4 years
Award vesting percentage											25.00%
2017 Equity Incentive Plan | Restricted Share Units (RSUs) | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage							25.00%
Percentage amount closing price is higher than listing price							20.00%
Threshold consecutive trading days | day							5
2017 Equity Incentive Plan | Restricted Share Units (RSUs) | Share-Based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage							6.25%
2020 Share Option Plan | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance | shares					2,074,325		2,074,325	2,074,325					2,074,325
Maximum percentage of shares outstanding number of shares reserved for issuance may increase													4.00%
Number of shares available for grant | shares					931,309		931,309	931,309